SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (Government assistance) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 29, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Net gain in costs of sales			$ 3,100,000
Disclosure of costs of sale [Line Items]
Write-downs (reversals of write-downs) of inventories		$ 8,100,000	12,300,000
Net gain in costs of sales			3,100,000
Government assistance		15,200,000	19,600,000
Governement jobs credit		41,800,000	$ 0
Increase (reduction) to income taxes payable		(25,500,000)
Proceeds from insurance recoveries	$ 74,000,000
Other non-current assets
Disclosure of costs of sale [Line Items]
Increase (reduction) to income taxes payable		$ 16,300,000